Cover Page	Jul. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2024
Entity Registrant Name	RAPID MICRO BIOSYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40592
Entity Tax Identification Number	20-8121647
Entity Address, Address Line One	1001 Pawtucket Boulevard West
Entity Address, Address Line Two	Suite 280
Entity Address, City or Town	Lowell,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01854
City Area Code	978
Local Phone Number	349-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	RPID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001380106
Amendment Flag	false